Cover	Dec. 16, 2021	Dec. 15, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Dec. 16, 2021
Current Fiscal Year End Date		--12-31
Entity File Number		001-34822
Entity Registrant Name		CLEARPOINT NEURO, INC.
Entity Central Index Key		0001285550
Entity Tax Identification Number		58-2394628
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		120 S. Sierra Ave.
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Solana Beach
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92075
City Area Code		(888)
Local Phone Number		287-9109
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		CLPT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false